EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits
Schedule of actuarial employee benefit assets and liabilities

		Consolidated		Consolidated
	12/31/2023	12/31/2022	12/31/2023	12/31/2022
	Actuarial asset		Actuarial liabilities
Benefits of pension plans	(39,530)	(35,477)	22,772
Post-employment healthcare benefits			481,118	537,290
	(39,530)	(35,477)	503,890	537,290

Schedule of reconciliation of employee benefits' assets and liabilities

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Present value of defined benefit obligation	3,329,076	3,110,848	3,151,609
Fair value of plan assets	(3,713,099)	(3,572,869)	(3,584,244)
Deficit(Surplus)	(384,023)	(462,021)	(432,635)
Restriction to actuarial assets due to recovery limitation	367,265	426,544	373,524
Liabilities (Assets), net	(16,758)	(35,477)	(59,111)

Schedule of defined benefit obligation

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Present value of obligations at the beginning of the year	3,110,848	3,151,609	3,645,822
Consolidation of CSN Cimentos Brasil		67,640
Cost of service	1,152	1,225	1,253
Interest cost	347,297	324,041	231,009
Participant contributions made in the year	1,404	1,382	1,398
Benefits paid	(324,750)	(310,471)	(283,393)
Actuarial loss/(gain)	186,665	(124,578)	(444,480)
Present value of obligations at the end of the year	3,322,616	3,110,848	3,151,609

Schedule of changes in fair value of the plan assets

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Fair value of plan assets at the beginning of the year	(3,572,869)	(3,584,244)	(3,766,193)
Consolidation of CSN Cimentos Brasil		(63,292)
Interest income	(401,054)	(369,488)	(238,534)
Benefits Paid	324,750	310,471	283,393
Participant contributions made in the year	(1,404)	(1,382)	(1,398)
Employer contributions made in the year	(184)	(144)
Return on plan assets (less interest income)	(62,338)	135,210	138,488
Fair value of plan assets at the end of the year	(3,713,099)	(3,572,869)	(3,584,244)

Schedule of employee benefits recognized in the income statement

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Cost of current service	1,152	1,225	1,253
Interest cost	347,297	324,041	231,009
Expected return on plan assets	(401,054)	(369,488)	(238,534)
Interest on the asset ceiling effect	50,076	39,416	11,985
Total costs / (income), net	(2,529)	(4,806)	5,713

Schedule of actuarial gains and losses

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Actuarial losses and (gains)	186,665	(124,578)	(444,480)
Return on plan assets (less interest income)	(62,338)	135,210	138,489
Change in the asset’s limit (excluding interest income)	(109,355)	13,604	175,440
Total cost of actuarial losses and (gains)	14,972	24,236	(130,551)

Schedule of breakdown of actuarial gains or losses

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Loss due to change in financial assumptions	194,988	(204,485)	(647,564)
Loss due to experience adjustments	(13,933)	79,907	203,084
Loss due to changes in assumptions	5,610
Return on plan assets (less interest income)	(62,338)	135,210	138,489
Change in the asset’s limit (excluding interest income)	(109,355)	13,604	175,440
Actuarial losses and (gains)	14,972	24,236	(130,551)

Schedule of actuarial assumptions used

	12/31/2023	12/31/2022
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Nominal discount rate	Millennium Plan: 5.36%	Millennium Plan: 6.14%
	Plan 35%: 5.32%	Plan 35%: 6.10%
	Supplementation: 5.33%	Supplementation: 6.10%
	Mauá Prev: 5.34%	Mauá Prev: 6.10%
Inflation rate	3.90%	5.31%
Nominal salary increase rate	1.00%	1.00%
Nominal benefit increase rate	3.90%	5.31%
Rate of return on investments	Millennium Plan: 5.36%	Millennium Plan: 6.14%
	Plan 35%: 5,32%	Plan 35%: 6.10%
	Supplementation : 5.33%	Supplementation : 6.10%
	Mauá Prev: 5.34%	Mauá Prev: 6.10%
General mortality table	Millennium Plan: AT-2012 segregated by gender	Millennium Plan: AT-2012 segregated by gender
	Plans 35% : AT-2000 Male, aggravated by 15%	Plans 35% : AT-2000 Male, aggravated by 15%
	Supplementation: AT-2000 segregated by gender, aggravated by 10%	Supplementation: AT-2000 segregated by gender, aggravated by 10%
	Mauá Prev: AT-2012 segregated by gender	Mauá Prev: AT-2000 segregated by gender
	Millennium Plan: AT-2012 segregated by gender	Plan 35%: Medium Light
Disability table	Mauá Prev and ACT: IAPB57	Supplementation: Not applied
	Other Plans: Not applicable	Millennium Plan: Prudential (Ferr Apos) unaggravated by 10%
Mauá Prev: Mercer Disability
Disability mortality table	Millennium Plan: AT 71	Millennium Plan: AT 71
	Plans 35%: MI-2006 - 10% M&F	Plans 35%: MI-2006 - 10% M&F
	Supplementation: Winklevoss - 10%	Supplementation: Winklevoss - 10%
	Mauá Prev E ACT: Álvaro Vindas smoothed by 50%	Mauá Prev: IAPB-57
Turnover table	Millennium Plan 5% per year	Millennium Plan 5% per year
	Maua Prev: MercerService	Null for 35% Plans and Supplementation
	Other Plans: Not applicable	Maua Prev: up to 10 minimum wages 20%, up to 20 minimum wages 15% and above 20 minimum wages 10%
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	90% will be married at the time of retirement for the Mauá Prev and ACT Plans, and 95% for the other Plans. The wife being 4 years younger than her husband.	95% will be married at the time of retirement, with the wife being 4 years younger than the husband

Schedule of average life expectancy

	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)		Plan ACT		Mauá Prev
Longevity at age of 65 for current participants	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Male	18.38	18.38	18.75	18.75	21.47	21.47	21.47	22.17	20.24	22.17
Female	18.38	18.38	21.41	21.41	23.34	23.34	23.34	19.55	20.24	19.55

Longevity at age of 40 for current participants
Male	40.15	40.15	40.60	40.60	44.07	44.07	44.07	40.15	42.74	40.15
Female	40.15	40.15	44.41	44.41	46.68	46.28	46.68	45.30	42.74	45.30

Schedule of allocation of plan assets

		12/31/2023		12/31/2022		12/31/2021
Variable income	190,455	5.13%	193,948	5.43%	195,032	5.44%
Fixed income	3,143,056	84.65%	3,106,206	86.94%	3,127,736	87.26%
Real estate	201,870	5.44%	207,223	5.80%	190,474	5.31%
Others	177,718	4.79%	65,492	1.83%	71,001	1.98%
Total	3,713,099	100.00%	3,572,869	100.00%	3,584,243	100%

Schedule of sensitivity analysis

		12/31/2023
	Consolidated Effect of Plans
Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	(12,170)	13,091
Effect on present value of obligations	(128,274)	138,105

Assumption: Salary growth
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	1,777	1,648
Effect on present value of obligations	1,373	(1,318)

Assumption: Mortality table
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	1,529	(1,530)
Effect on present value of obligations	16,094	(16,097)

Assumption: Benefit adjustment
Sensitivity level	+1 ano	- 1 ano
Effect on current service cost and on interest on actuarial obligations	8,028	(8,093)
Effect on present value of obligations	85,113	(85,817)

Schedule of forecast benefit payments of the defined benefit plans

Forecast payments	2023
Year 1	339,223
Year 2	316,898
Year 3	309,058
Year 4	299,948
Year 5	291,230
Next 5 years	1,307,118
Total forecast payments	2,863,475

Schedule of post-employment health care plan amounts

	12/31/2023	12/31/2022	12/31/2021
Present value of obligations	481,118	537,290	584,288
Liabilities	481,118	537,290	584,288

Schedule of reconciliation of the healthcare liabilities

	12/31/2023	12/31/2022	12/31/2021
Actuarial liability at the beginning of the year	537,290	584,288	678,880
Expenses recognized in income for the year	58,737	57,926	42,355
Sponsor’s contributions transferred in prior year	(51,788)	(62,213)	(73,324)
Recognition of actuarial loss/(gain)	(63,121)	(42,711)	(63,623)
Actuarial liability at the end of the year	481,118	537,290	584,288

Schedule of actuarial gains and losses recognized in shareholders' equity

	12/31/2023	12/31/2022	12/31/2021
Actuarial gain (loss) on obligation	(63,121)	(42,711)	(63,623)
Gain/(loss) recognized in shareholders' equity	(63,121)	(42,711)	(63,623)

Schedule of weighted average life

	12/31/2023	12/31/2022	12/31/2021
Longevity at age of 65 for current participants
Male	20.24	20.24	20.24
Female	20.24	20.24	20.24

Longevity at age of 40 for current participants
Male	42.74	42.74	42.74
Female	42.74	42.74	42.74

Schedule of actuarial assumptions used for calculating postemployment healthcare benefits

	12/31/2023	12/31/2022
Biometric and Demographic
General mortality table	AT 2000 segregated by gender 20%	AT 2000 segregated by gender 20%
Financial
Actuarial nominal discount rate	5.33%	6.10%
Inflation	3.90%	5.31%
Real increase in medical costs based on age (Aging Factor)	0,5% - 3,00% real a.a.	0,5% - 3,00% real a.a.
Nominal increase medical costs growth rate	4.10%	4.10%
Average medical cost (Claim cost)	1,204.48	1,084.14

Schedule of quantitative sensitivity analysis for significant assumptions

		12/31/2023
	Healthcare Plan
	Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	717,782	(771,601)
Effect on present value of obligations	(16,457,230)	17,767,261

	Assumption: Medical Inflation
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	3,736,446	(3,260,736)
Effect on present value of obligations	39,589,932	(34,549,491)

	Assumption: Benefit adjustment
Sensitivity level	+1 ano	- 1 ano
Effect on current service cost and on interest on actuarial obligations	(2,702,833)	2,860,583
Effect on present value of obligations	(28,638,170)	30,309,624

Schedule of forecast benefit payments of the postemployment healthcare plans

Forecast benefit payments	12/31/2023
Year 1	57,627
Year 2	54,710
Year 3	51,820
Year 4	48,925
Year 5	46,015
Next 5 years	187,093
Total forecast payments	446,190